UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-09090

Exact name of registrant as specified in charter:  Ameristock Mutual Fund, Inc.

Address of principal executive offices:  1302 Harbor Bay Parkway Suite 145, Alameda, CA, 94502

Name and address of agent for service:  ALPS Mutual Funds Services Inc., 1625 Broadway Suite 2200, Denver, CO, 80202

Registrant’s telephone number, including area code:  510-522-3336

Date of fiscal year end:  June 30

Date of reporting period:  June 30, 2004

Item 1. Proxy Voting Record.

Meeting Date	Company Name	Ticker	CUSIP	Proposals	Proposals	Proposals	Proposals	Proposals

October 3, 2003	General Motors Corporation	GM	370442105	First GM Charter Amendment Issuer Proposal Voted for For management Second GM Charter Amendment Issuer Proposal Voted for For management	New Hughes Certificate of Incorporation Issuer Proposal Voted for For management	Hughes Split-off & special Dividend Issuer Proposal Voted for For management	GM/News stock sale Issuer Proposal Voted for For management	Issuer Proposal Voted for For management

October 14, 2003	The Proctor & Gamble Company	PG	742718109	Directors recommended Issuer Proposal Voted for For management	Appointment of independent auditors Issuer Proposal Voted for For management	2003 non-employee directors’ stock plan Issuer Proposal Voted against Against management	Board of Directors’ terms Security holder proposal Voted for Against management	Label genetically engineered foods Security holder proposal Voted against For management

October 30, 2003	Sara Lee Corporation	SLE	803111103	Directors recommended Issuer Proposal Voted for For management	Appointment of independent accountants for fiscal 2004 Issuer Proposal Voted for For management	Stockholder proposal regarding charitable contributions Security holder proposal Voted against For management	Proposal regarding Code of Conduct Security holder proposal Voted against For management

November 11, 2003	Automatic Data Processing, Inc	ADP	053015103	Directors recommended Issuer Proposal Voted for For management	Amendment of company’s 2000 key employees stock option plan Issuer Proposal Voted against Against management	Amendment of employees savings stock purchase plan Issuer Proposal Voted for For management	Company’s 2003 director stock plan Issuer Proposal Voted For For management	Appointment of Deloitte & Touche LLP Issuer Proposal Voted for For management

November 11, 2003	Microsoft Corporation	MSFT	594918104	Directors recommended Issuer Proposal Did not vote	Amendments to 2001 stock plan Issuer Proposal Did not vote	Amendments to 1999 stock option plan Issuer Proposal Did not vote	Shareholder proposal Security holder proposal Did not vote

March 2, 2004	Agilent Technologies Inc	A	00846U101	Directors recommended Issuer Proposal Voted for For management	Appointment of independent auditors Issuer Proposal Voted for For management

March 17, 2004	Hewlett-Packard Company	HP	428236103	Directors recommended Issuer Proposal Voted for For management	Ernst & Young as independent auditors Issuer Proposal Voted for For management	Approval of 2004 stock incentive plan Issuer Proposal Voted against Against management	Stockholders’ stock option expensing proposal Security holder proposal Voted for Against management

March 17, 2004	Bank of America Corporation	BAC	060505104	Adoption of merger agreement Issuer Proposal Voted for For management	Adoption of BAC amended stock plan Issuer Proposal Voted for For management	Amendment to increase number of authorized shares of BAC Issuer Proposal Voted for For management	Proposal to adjourn special meeting & solicit additional proxies Issuer Proposal Voted for For management

May 26, 2004	Comcast Corporation	CMCSA	20030N101	Directors recommended Issuer Proposal Voted for For management Disclose political contributions Security holder proposal Voted against For management	Independent auditors Issuer Proposal Voted for For management Nominate two directors for every open directorship Security holder proposal Voted against For management	2002 restricted stock plan Issuer Proposal Voted for For management Limit compensation for senior executives Security holder proposal Voted against For management	Amendment to articles of incorporation Issuer Proposal Voted against For management Adopt a recapitalization plan Security holder proposal Voted for Against management	Establish a two-thirds independent board Security holder proposal Voted against For management

April 27, 2004	Merck & Co. Inc.	MRK	589331107	Directors recommended Issuer Proposal Voted for For management Proposal concerning ethical & social performance of MRK Security holder proposal Voted against For management

Appointment of independent auditors
Issuer Proposal
Voted for
For management

Proposal concerning use of shareholder resources for political purposes
Security holder proposal
Voted against
For management

Amend the restated certificate of incorporation to declassify the board
Issuer Proposal
Voted for
For management

Proposal concerning a report related to global HIV/AIDS pandemic
Security holder proposal
Voted against
For management

							Proposal concerning management compensation Security holder proposal Voted against For management	Proposal concerning extension of prescription drug patents Security holder proposal Voted against For management

April 28, 2004	General Electric Company	GE	369604103	Directors recommended Issuer Proposal Voted for For management Nuclear risk	Independent auditor Issuer Proposal Voted for For management Report on PCB cleanup costs	Revenue measurement added to executive officer performance goals Issuer Proposal Voted against Against management Offshore sourcing	Cumulative voting Security holder proposal Voted against For management Sustainability Index	Animal testing Security holder proposal Voted against For management Compensation committee independence

Security holder proposal
Voted against
For management

Pay disparity
Security holder proposal
Voted against
For management

Holding stock from stock options
Security holder proposal
Voted against
For management

Security holder proposal
Voted against
For management

End stock options and bonuses
Security holder proposal
Voted against
For management

Board independence
Security holder proposal
Voted against
For management

Security holder proposal
Voted against
For management

Limit outside directorship
Security holder proposal
Voted against
For management

Political contributions
Security holder proposal
Voted against
For management

							Security holder proposal Voted against For management Independent board chairman Security holder proposal Voted against For management	Security holder proposal Voted against For management Explore sale of company Security holder proposal Voted against For management

April 15, 2004	Texas Instruments, Inc.	TXN	882508104	Directors recommended Issuer Proposal Voted for For management	Appointment of Ernst & Young as independent auditors Issuer Proposal Voted for For management	Proposal regarding expensing of stock options Security holder proposal Voted for Against management

April 22, 2004	Johnson & Johnson	JNJ	478160104	Directors recommended Issuer Proposal Voted for For management	Appointment of independent auditors Issuer Proposal Voted for For management	Proposal on charitable contributions Security holder proposal Voted for Against management

April 23, 2004	Abbott Laboratories	ABT	002824100	Directors recommended Issuer Proposal Voted for For management Shareholder proposal on global infectious diseases Security holder proposal Voted against For management	Deloitte & Touche LLP as auditors Issuer Proposal Voted for For management	Shareholder proposal on prescription drugs Security holder proposal Voted against For management	Shareholder proposal on political contributions Security holder proposal Voted against For management	Shareholder proposal on option grants for senior executives Security holder proposal Voted against For management

April 27, 2004	International Business Machines Corp.	IBM	459200101

Directors recommended
Issuer Proposal
Voted for
For management

Stockholder proposal on pension & retirement medical
Security holder proposal
Voted against
For management

Stockholder proposal on political contributions
Security holder proposal
Voted against
For management

Appointment of independent accountants
Issuer Proposal
Voted for
For management

Stockholder proposal on executive compensation
Security holder proposal
Voted against
For management

Stockholder proposal on review of executive compensation policies
Security holder proposal
Voted against
For management

Appointment of independent accountants for business consulting unit
Issuer Proposal
Voted for
For management

Stockholder proposal on expensing stock options
Security holder proposal
Voted for
Against management

Approval of long-term incentive performance for certain executives
Issuer Proposal
Voted for
For management

Stockholder proposal on disclosure of executive compensation
Security holder proposal
Voted against
For management

								Stockholder proposal on cumulative voting Security holder proposal Voted against For management Stockholder proposal on China business principles Security holder proposal Voted against For management

April 26, 2004	Bellsouth Corporation	BLS	079860102	Directors recommended Issuer Proposal Voted for For management Shareholder proposal on CEO compensation Security holder proposal Voted against For management	Independent auditor Issuer Proposal Voted for For management Shareholder proposal on disclosure of political contributions Security holder proposal Voted against For management	Approve amendment to elect directors annually Issuer Proposal Voted for For management	Approve stock & incentive compensation plan Issuer Proposal Voted against Against management	Shareholder proposal on executive compensation Security holder proposal Voted against For management

April 14, 2004	Caterpillar Inc.	CAT	149123101	Directors recommended Issuer Proposal Voted for For management Stockholder proposal on HIV/AIDS Security holder proposal Voted against For management	Amend option plan Issuer Proposal Voted for For management	Ratify auditors Issuer Proposal Voted for For management	Stockholder proposal on rights plan Security holder proposal Voted for Against management	Stockholder proposal on sale of equipment to Israel Security holder proposal Voted against For management

April 21, 2004	The Coca-Cola Company	KO	191216100	Directors recommended Issuer Proposal Voted for For management	Appointment of Ernst & Young as independent auditors Issuer Proposal Voted for For management	Share-owner proposal on report related to global HIV/AIDS pandemic Security holder proposal Voted against Against management	Share-owner proposal regarding stock option glass ceiling report Security holder proposal Voted against For management	Share-owner proposal regarding executive compensation Security holder proposal Voted against For management

				Share-owner proposal regarding restricted stock Security holder proposal Voted against For management	Share-owner proposal regarding senior executive participation in comp & deferral program Security holder proposal Voted against For management	Share-owner proposal on China business principles Security holder proposal Voted against For management	Share-owner proposal regarding separate positions of CEO & Chairman Security holder proposal Voted against For management

April 20, 2004	Washington Mutual Inc.	WM	939322103	Directors recommended Issuer Proposal Voted for For management	Appointment of Deloitte & Touche as independent auditors Issuer Proposal Voted for For management	Shareholder proposal relating to a specific compensation program Security holder proposal Voted against For management

April 20, 2004	Citigroup Inc.	C	172967101

Directors recommended
Issuer Proposal
Voted for
For management

Stockholder proposal requesting that chairman have no mgmt duties, titles or responsibilities
Security holder proposal
Voted against
For management

					Selection of KPMG LLP as independent auditors Issuer Proposal Voted for For management	Stockholder proposal requesting a curb on executive compensation Security holder proposal Voted against For management	Stockholder proposal requesting a report on political contributions Security holder proposal Voted against For management	Stockholder proposal requesting discontinuation of all rights & possible severance to top 5 mgmt Security holder proposal Voted against For management

April 28, 2004	E.I. Du Pont De Nemours	DD	263534109	Directors recommended Issuer Proposal Voted for For management	Ratification of accountants Issuer Proposal Voted for For management	Government service Security holder proposal Voted against For management	International workplace standards Security holder proposal Voted against For management	Executive compensation Security holder proposal Voted against For management

April 15, 2004	BP PLC	BP	055622104

Directors recommended
Issuer Proposal
Voted for
For management

Limited authority for purchase of its own shares by company
Issuer Proposal
Voted for
For management

Give limited authority for purchase of own shares
Issuer Proposal
Voted for
For management

Elect Mr. Burgmans as director
Issuer Proposal
Voted for
For management

Authorize use of treasury shares for employee share schemes
Issuer Proposal
Voted for
For management

Instruct company to disclose control and risk in protected and sensitive areas
Security holder proposal
Voted against
For management

						Reappoint Ernst & Young as auditors Issuer Proposal Voted for For management Approve directors’ renumeration report Issuer Proposal Voted for For management	Amend articles of association Issuer Proposal Voted for For management Determine limit for aggregate renumeration of non-executive directors Issuer Proposal Voted for For management

Allot limited shares for cash without offering it to shareholders
Issuer Proposal
Voted for
For management

Receive the directors’ annual report and the accounts
Issuer Proposal
Voted for
For management

May 20, 2004	McDonald’s Corporation	MCD	580135101	Directors recommended Issuer Proposal Voted for For management	Approval auditors Issuer Proposal Voted for For management	Approval of amended and restated 2001 omnibus stock ownership plan Issuer Proposal Voted against Against management	Approval of 2004 cash incentive plan Issuer Proposal Voted against Against management

May 19, 2004	American International Group, Inc.	AIG	026874107	Directors recommended Issuer Proposal Voted for For management Shareholder proposal 2 Security holder proposal Voted against For management	Adopt chief executive officer annual compensation plan Issuer Proposal Voted against Against management Shareholder proposal 3 Security holder proposal Voted against For management	Adopt director stock plan Issuer Proposal Voted against Against management	Ratification of independent accountants Issuer Proposal Voted for For management	Shareholder proposal 1 Security holder proposal Voted against For management

May 18, 2004	The Allstate Corporation	ALL	020002101	Directors recommended Issuer Proposal Voted for For management	Appointment of Deloitte & Touche as independent auditors for 2004 Issuer Proposal Voted for For management	Material terms of annual covered employee incentive compensation plan Issuer Proposal Voted against Against management	Material terms of long-term executive compensation plan Issuer Proposal Voted against Against management	Cumulative voting for board of directors Security holder proposal Voted against For management

April 30, 2004	SBC Communications Inc.	SBC	78387G103	Directors recommended Issuer Proposal Voted for For management	Approval of independent auditors Issuer Proposal Voted for For management	Approve amendment to SBC’s bylaws Issuer Proposal Voted for For management	Stockholder’s proposal A Security holder proposal Voted against For management	Stockholder’s proposal B Security holder proposal Voted against For management

May 4, 2004	Bristol-Myers Squibb Co.	BMY	110122108	Directors recommended Issuer Proposal Voted for	Appointment of independent auditors Issuer Proposal Voted for	Publication of political contributions Security holder proposal Voted against	Prohibition of policitcal contributions Security holder proposal Voted for	Separation of Chairman and CEO positions Security holder proposal Voted against

				For management HIV/AIDS TB Malaria Security holder proposal Voted against For management	For management Director vote threshold Security holder proposal Voted against For management	For management	Against management	For management

April 22, 2004	Wyeth	WYE	983024100	Directors recommended Issuer Proposal Voted for For management	Ratification of independent public accountants Issuer Proposal Voted for For management	Access to and affordability of prescription drugs Security holder proposal Voted against For management	Animal testing Security holder proposal Voted against For management

July 16, 2004	Dell Inc.	DELL	24702R101	Directors recommended Issuer Proposal Voted for For management	Appointment of independent auditors Issuer Proposal Voted for For management	Expense stock options Security holder proposal Voted for Against management

April 22, 2004	Pfizer, Inc.	PFE	717081103	Directors recommended Issuer Proposal Voted for For management Resources devoted to supporting political entities or candidates Security holder proposal Voted against For management	KMPG as independent auditors Issuer Proposal Voted for For management Imposing term limits on directors Security holder proposal Voted against For management	Approve 2004 stock plan Issuer Proposal Voted for For management Increasing access to Pfizer products Security holder proposal Voted against For management	Economic effects of HIV/AIDS, TB & Malaria on business strategy Security holder proposal Voted against For management Stock options Security holder proposal Voted against For management	Political contributions Security holder proposal Voted against For management In vitro testing Security holder proposal Voted against For management

April 28, 2004	Verizon	VZ	92343V104

Directors recommended
Issuer Proposal
Voted for
For management

Future poison pill
Security holder proposal
Voted against
For management

Collection of universal service and number portability fees
Security holder proposal
Voted against
For management

					Independent auditors Issuer Proposal Voted for For management Supplemental executive retirement plans Security holder proposal Voted for Against management	Cumulative Voting Security holder proposal Voted against For management Options or stock grants based on tracking stock Security holder proposal Voted for Against management	Board composition Security holder proposal Voted against For management Diveristy report on option grants to employees Security holder proposal Voted against For management	Separate chairman and CEO Security holder proposal Voted against For management Report on political contributions Security holder proposal Voted against For management

April 21, 2004	Medco Health Solutions Inc.	MHS	58405U102	Directors recommended Issuer Proposal Voted for For management	Appointment of independent auditors Issuer Proposal Voted for For management

May 26, 2004	Exxon Mobil Corporation	XOM	30231G102

Directors recommended
Issuer Proposal
Voted for
For management

Media response on Equatorial Guinea
Security holder proposal
Voted against
For management

Climate science report
Security holder proposal
Voted against
For management

					Indepdendent auditors Issuer Proposal Voted for For management Board chairman & CEO Security holder proposal Voted against For management	2004 non-employee director restricted stock plan Issuer Proposal Voted for For management Executive compensation Security holder proposal Voted against For management	Political contributions Security holder proposal Voted against For management Equity compensaton report Security holder proposal Voted against For management	Political contributions report Security holder proposal Voted against For management Amendment of EEO policy Security holder proposal Voted against For management

May 27, 2004	Home Depot Inc.	HD	43707102	Directors recommended Issuer Proposal Voted for For management Implemenation of ILO human rights standards Security holder proposal Voted against For management	Appointment of KPMG as indepdendent auditors Issuer Proposal Voted for For management Future severance agreements Security holder proposal Voted against For management	Outside director term limits Security holder proposal Voted against For management Method of voting for directors Security holder proposal Voted against For management	Poison pill implementation Security holder proposal Voted against For management	Performance goals as a prerequisite to vesting Security holder proposal Voted against For management

June 2, 2004	General Motors Corporation	GM	370442105	Directors recommended Issuer Proposal Voted for For management	Independent accountants Issuer Proposal Voted for For management	Eliminate awarding, repricing or renewing stock options Security holder proposal Voted for Against management	Eliminate options, SARS and severance payments Security holder proposal Voted for Against management	Independent chairman from CEO Security holder proposal Voted against For management

				Appoint independent directors to key boards committees Security holder proposal Voted against For management	Report on greenhouse gas emissions Security holder proposal Voted against For management	Approve “Golden Parachutes” Security holder proposal Voted against For management	Require senior execs & directors to retain stock obtained by options Security holder proposal Voted against For management

June 4, 2004	Wal-Mart Stores Inc.	WMT	931142103

Directors recommended
Issuer Proposal
Voted for
For management

Proposal regarding an independent chairman
Security holder proposal
Voted against
For management

Shareholder approval of participation in the officer deferred compensation plan
Security holder proposal
Voted against
For management

					Approval of ASDA colleague share onwership plan 1999 Issuer Proposal Voted for For management Proposal regarding a sustainability report Security holder proposal Voted against For management	Approval of ASDA sharesave plan 2000 Issuer Proposal Voted for For management Proposal regarding equity compensation Security holder proposal Voted against For management	2004 associate stock purchase plan Issuer Proposal Voted for For management Proposal regarding genetically engineered food products Security holder proposal Voted against For management	Appointment of independent accountants Issuer Proposal Voted for For management Proposal regarding an equal employment opportunity report Security holder proposal Voted against For management

May 13, 2004	Duke Energy Corporation	DUK	264399106	Directors recommended Issuer Proposal Voted for For management	Deloitte & Touche as independent auditors Issuer Proposal Voted for For management	Declassifacation of board of directors if properly preseneted at meeting Security holder proposal Voted for Against management

May 19, 2004	AT&T Corp.	T	001957505	Directors recommended Issuer Proposal Voted for For management Separate chair and CEO positions Security holder proposal Voted against For management	Ratification of auditors Issuer Proposal Voted for For management Executive compensation Security holder proposal Voted against For management	Approve 2004 long term incentive program Issuer Proposal Voted against Against management	Term limits for outside directors Security holder proposal Voted against For management	Poision pill Security holder proposal Voted for Against management

May 26, 2004	Bank of America Corporation	BAC	060505104	Directors recommended Issuer Proposal Voted for For management Mutual fund trading policies Security holder proposal Voted against For management	Ratification of independent public accountants Issuer Proposal Voted for For management Privacy and information security Security holder proposal Voted against For management	Annual meeting date Security holder proposal Voted against For management	Nomination of directors Security holder proposal Voted against For management	Charitable contributions Security holder proposal Voted against For management

June 10, 2004	Albertson’s Inc	ABS	013104104	Directors recommended Issuer Proposal Voted for For management Stockholder proposal regarding executive severance agreements Security holder proposal Voted against For management	Appointment of independent auditors Issuer Proposal Voted for For management Stockholder proposal regarding classified board Security holder proposal Voted for Against management	2004 equity and performance incentive plan Issuer Proposal Voted against Against management	Stockholder proposal regarding majority vote for director elections Security holder proposal Voted against For management	Stockholder proposal regarding simple majority voting Security holder proposal Voted for Against management

May 25, 2004	Fannie Mae	FNM	313586109	Directors recommended Issuer Proposal Withhold N/A	Ratification of auditors Issuer Proposal Abstain N/A	Amendment to employee stock purchase plan Issuer Proposal Abstain N/A	Stockholder proposal to reinstate cumulative voting Security holder proposal Abstain N/A

April 23, 2004	Merrill Lynch & Co. Inc.	MER	590188108	Directors recommended Issuer Proposal Voted for For management	Deloitte & Touche as independent auditor Issuer Proposal Voted for For management	Institute cumulative voting Security holder proposal Voted against For management	Independent chairman separate from CEO Security holder proposal Voted against For management

May 3, 2004	The Boeing Company	BA	097023105	Directors recommended Issuer Proposal Voted for For management	Amendments to eliminate certain supermajority vote requirements Issuer Proposal Voted for For management	Deloitte & Touche as independent auditor Issuer Proposal Voted for For management	Prepare a report on military contracts Security holder proposal Voted against For management	Adopt human rights policies Security holder proposal Voted against For management

				Declassify board of directors Security holder proposal Voted for Against management	Adopt simple majority vote Security holder proposal Voted against For management	Require approval of severance agreements Security holder proposal Voted against For management	Adopt retention of stock policy Security holder proposal Voted against For management	Choice of pension plans at retirement or termination Security holder proposal Voted for Against management

April 20, 2004	Wachovia Corporation	WB	929903102	Directors recommended Issuer Proposal Voted for For management	Appoint KPMG as auditors Issuer Proposal Voted for For management	Stockholder proposal regarding nominating directors Security holder proposal Voted against For management	Stockholder proposal regarding separating the offices of chairman & CEO Security holder proposal Voted against For management	Stockholder proposal regarding reporting political contributions Security holder proposal Voted against For management

May 5, 2004	Pepsico Inc.	PEP	713448108	Directors recommended Issuer Proposal Voted for For management	Approval of auditors Issuer Proposal Voted for For management	Approval of 2004 executive incentive plan Issuer Proposal Voted against Against management	Shareholder proposal proxy statement page 22 Security holder proposal Voted against For management	Shareholder proposal proxy statement page 23 Security holder proposal Voted against For management

May 19, 2004	Intel Corporation	INTC	458140100	Directors recommended Issuer Proposal Voted for For management Stockholder proposal requesting the use of performance based stock options Security holder proposal Voted against For management	Approval of independent auditors Issuer Proposal Voted for For management	2004 Equity incentive plan Issuer Proposal Voted against Against management	Stockholder proposal requesting the expensing of stock options Security holder proposal Voted for Against management	Stockholder proposal requesting the use of performance vesting Security holder proposal Voted against For management

May 11, 2004	3M Company	MMM	88579Y101	Directors recommended Issuer Proposal Voted for For management	Approval of independent auditors Issuer Proposal Voted for For management	Amendment to certificate of incorporation to increase common stock shares Issuer Proposal Voted for For management	Stockholder proposal relating to separation of roles of chairman and CEO Security holder proposal Voted against For management

May 13, 2004	The Dow Chemical Company	DOW	260543103	Directors recommended Issuer Proposal Voted for For management	Deloitte & Touche as independent auditor Issuer Proposal Voted for For management	Amendment of restated certificate of incorporation for annual election of directors Issuer Proposal Voted for For management	Stockholder proposal on BHOPAL Security holder proposal Voted against For management

April 28, 2004	ChevronTexaco Corporation	CVX	166764100	Directors recommended Issuer Proposal Voted for For management Political disclosure Security holder proposal Voted against For management	Independent accountants Issuer Proposal Voted for For management Director election vote threshold Security holder proposal Voted against For management	Show support for stockholder rights plan policy Issuer Proposal Voted for For management Report on Ecuador Security holder proposal Voted against For management	Approval of long term incentive plan Issuer Proposal Voted for For management Renewable energy Security holder proposal Voted against For management	HIV/AIDS, TB & Malaria Security holder proposal Voted against For management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Ameristock Mutual Fund, Inc.

By (Signature and Title):*		/s/ Howard Mah

Howard Mah, Compliance Officer

Date:	August 30, 2004

* Print the name and title of each signing officer under his or her signature.